Critical accounting judgements and key sources of estimation uncertainty - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) country pensionScheme	Dec. 31, 2022 GBP (£) pensionScheme country	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of changes in accounting estimates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	£ 30,328	£ 29,324	£ 24,696
Taxation	756	707	83
Tax payable, current	500	471
Tax payable, non-current	75	127
Current tax recoverable	373	405
Uncertain tax position charge	584	551
Legal costs	271	144
Provision for legal and other disputes	267	218
Contingent consideration and put option liabilities	768	1,645
Contingent consideration liabilities	£ 6,662	£ 7,068	£ 6,076	£ 5,869
Number of pension schemes in surplus | pensionScheme	3	2
Surplus on UK defined benefit schemes	£ 457	£ 109
Pension surplus	£ 177	£ 120
Number of countries with pension surpluses | country	5	5
Business combinations
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	£ 6,662	£ 7,068
Shionogi-ViiV healthcare joint venture
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	5,718	5,890
Actuarial assumption percentage rate change
Disclosure of changes in accounting estimates [line items]
Taxation	£ 756	707
Actuarial assumption percentage rate change | Sensitivity analysis for actuarial assumptions
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in discount rate	0.25%
Net pension deficit	£ 391
(Decrease)/increase in annual pension cost	£ 18
Percentage of increase in discount rate	0.25%
Net pension deficit	£ 373
Decrease in annual pension cost	£ 18
Discount Rate at 0.75% | Sensitivity analysis for actuarial assumptions
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in discount rate	0.75%
Net pension deficit	£ 1,231
(Decrease)/increase in annual pension cost	£ 51
Percentage of increase in discount rate	0.75%
Net pension deficit	£ (1,071)
Decrease in annual pension cost	(58)
US Pharmaceuticals and vaccines | Estimated rebates, discounts or allowances payable to customers
Disclosure of changes in accounting estimates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	15,820	14,542
Incidental deductions to turnover	16,539	15,272
Customer return and rebate accruals	£ 5,951	£ 5,855